Convertible Revolving Credit Agreement	12 Months Ended
Dec. 31, 2011
Convertible Revolving Credit Agreement

Note 5 - Convertible Revolving Credit Agreement

During the year ended December 31, 2011, we entered into a convertible revolving credit agreement (the “Agreement”) with a private investor (“Lender”). Under the terms of the Agreement, Lender has agreed to lend us up to $2,000,000 on a revolving basis (the “Loan”). The Loan bears interest at 12% per annum on the outstanding principal amount. The Lender may elect to have all or a portion of accrued interest paid in shares of our common stock. The common stock shall be valued at the lessor of (a) $0.80 per share or (b) $0.10 per share less than the variable weighted average price (“VWAP”) for our common stock for the thirty days ending one trading prior to the date of issuance of such shares. The Loan will mature on September 30, 2012.

The Lender may convert up to fifty percent of the trailing ninety day average of outstanding principal amount under the Loan into shares of our common stock. Such common stock shall be valued at the lessor of (a) $0.80 per share or (b) $0.10 per share less than the VWAP for our common stock for any thirty days ending one trading prior to the date of issuance of such shares.

In consideration for the Loan, we issued to Lender 250,000 shares of our restricted common stock. We have agreed to register the common stock issued to Lender within six months from date of closing provided, however, if such common stock is not registered Lender may redeem all of Lender’s unregistered stock in cash at a price equal to the greater of (a) the average VWAP for the thirty days ending one trading day prior to the date of issuance or (b) $0.90 per share. Lender agreed to waive any notice requirements under the Agreement in connection with our sale of certain securities pursuant to a registration statement on Form S-1, which we initially filed on December 22, 2011 and may amend from time to time thereafter. We accounted for this redeemable common stock outside of permanent equity at redemption value and recognize changes in the redemption value in the period it occurs and adjust the carrying value of the redeemable common stock to equal its redemption value at the end of each reporting period.

The fair value at issuance of the shares given as consideration and the fair value of the beneficial conversion feature were recorded as a discount to the revolving credit agreement outstanding loan, and are amortized over the term of the revolving credit agreement. During the year ended December 31, 2011, we amortized approximately $56,000 of the revolving credit agreement discount to other expenses in our statement of operations. The unamortized balance will be fully amortized through the maturity date – September 30, 2012.

We gave Lender a security interest in all of our inventory and accounts receivable pursuant to terms of a security agreement.

During the year ended December 31, 2011, we borrowed $466,000 under the Agreement, which is still outstanding at December 31, 2011.

The components of convertible revolving credit agreement are summarized as follows:

	Due	December 31, 2011	December 31, 2010
12% convertible debt	September 30, 2012	$466,000	$-
Debt discount		(305,206)	-
Total		$160,794	$-